Discontinued Operations (Summary Of Income From Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2010
Discontinued Operations [Abstract]
Gain on disposal of discontinued operations, net	$ 29.2
Income tax expense	1.4
Operating income before income taxes	1.8
Revenues	12.6
Operating expenses	10.8
Income from discontinued operations	$ 29.6